CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Begining balance at Dec. 31, 2016	$ 0	$ 165,600	$ 117,537,822	$ 124,410,332	$ (6,706,910)
Begining balance, shares at Dec. 31, 2016	51	1,656,120,083
Shares issued for debt conversion, amount		$ 6,487	542,052		548,539
Shares issued for debt conversion, shares		64,869,517
Shares issued for services rendered, amount		$ 1,000	75,000		76,000
Shares issued for services rendered, shares		10,000,000
Stock based compensation for stock options			29,251		29,251
Stock based compensation for warrants			187,292		187,292
Shares issued for convertible note and interest conversion, amount		$ 63,665	4,768,954		4,832,619
Shares issued for convertible note and interest conversion, shares		636,644,422
Cancellation of Series C Convertible Preferred Stock	(51)
Write-off of derivative liability to additional paid in capital			537,698		537,698
Noncontrolling interest in EZ-Clone Enterprises, Inc.					0
Net loss				(5,320,974)	(5,320,974)
Ending balance at Dec. 31, 2017	$ 0	$ 236,752	123,678,069	129,731,306	(5,816,484)
Ending balance, shares at Dec. 31, 2017	0	2,367,634,022
Shares issued for debt conversion, amount		$ 240	32,760		33,000
Shares issued for debt conversion, shares		2,400,000
Shares issued for services rendered, amount		$ 1,391	216,815		218,206
Shares issued for services rendered, shares		13,910,274
Stock based compensation for stock options			44,682		44,682
Stock based compensation for warrants			196,750		196,750
Shares issued for convertible note and interest conversion, amount		$ 66,904	9,966,328		10,033,232
Shares issued for convertible note and interest conversion, shares		669,032,996
Shares issued for common stock, amount		$ 6,518	1,293,482		1,300,000
Shares issued for common stock, shares		65,176,818
Rigths offering, amount		$ 21,114	2,512,011		2,533,125
Rigths offering, shares		211,137,293
Stock option exercise, amount		$ 100	5,900		6,000
Stock option exercise, shares		1,000,000
Shares issued for acquisition of EZ-Clone Enterprises, Inc., amount		$ 10,731	1,384,270		1,395,001
Shares issued for acquisition of EZ-Clone Enterprises, Inc., shares		107,307,692
Noncontrolling interest in EZ-Clone Enterprises, Inc.				28,355	(28,355)
Net loss				(11,444,782)	(11,444,782)
Ending balance at Dec. 31, 2018	$ 343,749	$ 0	$ (141,176,087)	$ (1,501,271)	(1,501,271)
Ending balance, shares at Dec. 31, 2018	3,437,599,095
Shares issued for acquisition of EZ-Clone Enterprises, Inc., amount					1,395,000
Noncontrolling interest in EZ-Clone Enterprises, Inc.					(6,719)
Net loss					(4,022,547)
Ending balance at Jun. 30, 2019					$ (2,935,892)